Acquisitions	9 Months Ended	12 Months Ended
	Nov. 30, 2017	Feb. 28, 2017
Notes to Financial Statements
Acquisitions

CityInformation, B.V. Acquisition

On October 27, 2017, the Company closed on an asset purchase agreement for the acquisition of CityInformation. CityInformation, based in Amsterdam (Netherlands), develops and operates mobile apps for cities and towns worldwide. The Company granted 2,833,333 shares of its common stock to the existing owners of CityInformation. The closing price of the Company’s common stock on the acquisition date was $0.29 per share, therefore, the fair value of common stock issued was $821,667. The stock was issued in November 2017.

This acquisition was accounted for using the replacement cost method, where the cost to replace or recreate the subject asset is estimated. The agreement included customary representations, warranties, and covenants by us and CityInformation.

According to the replacement cost method of accounting, the Company recognized the identifiable assets acquired as follows:

Developed Technology, App Portfolio	$250,000
Developed Technology, App Handles	135,000
Assembled Workforce	40,000
Goodwill	396,667
Total intangibles and goodwill	$821,667

Total assets acquired, net	$821,667

The purchase price consisted of the following:

Common stock	821,667
Total purchase price	$821,667

The Company plans to review the fair value of the total assets of the acquisition during the fourth quarter of fiscal 2018 to determine if there is an impairment on the acquired assets.

As the company is not using the assets in the same manner as the predecessor company, no proforma financials are presented.

Comencia, Inc. Acquisition

On July 1, 2017, the Company closed on an agreement and plan of share exchange and acquired Comencia, a related party Company, which was partly owned by an officer of the Company. The Company granted 2,500,000 shares of its common stock to the existing owners of Comencia, Inc. The closing price of the Company’s common stock on the acquisition date was $0.30 per share, therefore, the fair value of common stock issued was $750,000. As part of the closing of this agreement, the Company made a cash payment and issued a note receivable from Comencia for $55,000. The terms of the note include payable on demand within 30 days of notice and a 3.0% annual interest rate. This note was partially repaid in the second quarter and has a remaining balance of $45,000.

This acquisition was accounted for as a business combination under the purchase method of accounting, given that substantially all of Comencia’s assets and ongoing operations were acquired. The agreement included customary representations, warranties, and covenants by us and Comencia.

According to the purchase method of accounting, the Company recognized the identifiable assets acquired and liabilities assumed as follows:

Cash	$11,989
Other assets	$13,115
Total assets	25,104

Accrued expenses	$(12,741)
Long-term payables	(52,422)
Total liabilities	$(65,163)

Customer Lists	$33,000
Intellectual Property	48,800
Trademarks	7,000
Total intangibles	$88,800

Total assets acquired, net	48,741

Additional consideration given as compensation expense	701,259

Total consideration	$750,000

The purchase price consisted of the following:

Common stock	750,000
Total purchase price	$750,000

The Company plans to review the fair value of the total assets of the acquisition during the fourth quarter of fiscal 2018 to determine if there is an impairment on the acquired assets.

The unaudited supplemental pro forma results of operations of the combined entities had the date of the acquisition been March 1, 2017 or March 1, 2016 are as follows:

	Combined Pro Forma
	For Nine Months	For Nine Months
	Fiscal 2017	Fiscal 2016
Revenues	$322,135	$70,806

Cost of revenues	622,012	413,274

Gross loss	(299,877)	(342,468)

Operating expenses:
Selling, general and administrative expenses	4,006,775	2,315,178

Loss from operations	(4,306,652)	(2,657,646)

Other income (expense)	(156,355)	-

Net loss	$(4,463,007)	$(2,657,646)

Weighted average number of common shares
Outstanding – basic and fully diluted	58,622,658	42,729,626

Net loss per share – basic and fully diluted	$(0.08)	$(0.06)

Appointment.com Acquisition

On December 1, 2016, the Company acquired all assets related to Appointment.com, Inc. (“Appointment”), an online scheduling software system based in Seattle, Washington. This transaction is considered related party since Epik LLC is a controlling owner of Appointment and the Company’s CEO, Rob Monster, is the controlling owner of Epik LLC. The purchase price pursuant to an asset purchase agreement was 1,625,000 common shares. Due to the related party nature of the transaction, the Company did not record any goodwill related to the transaction. The sum of $122,705, which reflects the cost basis of the liabilities assumed, and the stock value of $731,500 is $853,955 and was recognized as expense on the Company’s consolidated statement of operations in fiscal 2017. The agreement included customary representations, warranties, and covenants by us and Appointment.

The allocation of the purchase price to assets based upon fair value determinations was as follows:

Cash	$2,240
Related Party Payable	(42,380)
Accrued Salary	(82,565)
Total Net Liabilities Assumed	$(122,705)

The purchase price consisted of the following:

Total Net Liabilities Assumed	$122,705
Common Stock	731,250
Total Compensation Expense and Purchase Price	$853,955

The unaudited supplemental pro forma results of operations of the combined entities are not included in this disclosure as the acquisition of Appointment does not materially affect the Company’s results from operations.

Rezserve Technologies Ltd. Acquisition

On September 14, 2016, the Company entered into a Stock Purchase Agreement for 100% of Rezserve Technologies, Ltd. (Rezserve), a travel industry software company based in Vancouver, British Columbia. Pursuant to the terms of the agreement, the Company purchased all of the issued and outstanding stock of Rezserve in consideration for a total purchase price of $1,480,000. This price was paid with 3,000,000 shares of the Company’s common stock and a $400,000 secured convertible note payable to Rezserve’s founder Clint Skidmore. The terms of the note include interest at 0% per annum. Principal is due and payable within one year of September 13, 2016. The Company imputed interest expense of $19,040 related to the $400,000 convertible note payable – related party as an increase in additional paid in capital during fiscal 2017. See Note 14 for more information about the convertible note payable – related party.

This acquisition was accounted for as a business combination under the purchase method of accounting, given that substantially all of Rezserve’s assets and ongoing operations were acquired. The purchase resulted in $1,445,292 of impairment expense. This was due to the use of common stock by the Company to pay for the acquisition and the corresponding the value of the stock was in excess of the fair value of the assets received. The agreement included customary representations, warranties, and covenants by us and the Rezserve owner.

According to the purchase method of accounting, the Company recognized the identifiable assets acquired and liabilities assumed as follows:

Assets, net	$34,708
Customer Lists	77,295
Intellectual Property	30,842
Trademarks	19,475
Goodwill	1,317,680
Total Assets Acquired	$1,480,000

The purchase price consisted of the following:

Convertible note payable – related party	$400,000
Common Stock	1,080,000
Total Purchase Price	$1,480,000

The Company reviewed the fair value of the total assets of the acquisition and concluded the fair value of the goodwill and intangible assets which were acquired was less than the fair value of the common stock which was used to pay for the business. Accordingly, the Company recorded an impairment expense of $1,445,292 related to this acquisition in fiscal 2017.

The unaudited supplemental pro forma results of operations of the combined entities had the date of the acquisition been March 1, 2016 are as follows:

Combined Pro Forma
For Nine Months
Fiscal 2017
Revenues	$191,754

Cost of revenues	337,813

Gross profit (loss)	(146,059)

Operating expenses:
Selling, general and administrative expenses	2,567,908

Loss from operations	(2,713,967)

Other income (expense)	(8,548)

Net loss	$(2,722,515)

Weighted average number of common shares
Outstanding – basic and fully diluted	42,729,626

Net loss per share – basic and fully diluted	$(0.06)

Cloud.Market Acquisition

On March 5, 2016, the Company acquired all of the assembled workforce, patents, intellectual property, technology, trademarks, trade names, copyrights, mask works and registrations, computer software, trade secrets and non-compete agreements related to the Cloud.Market business, pursuant to an agreement among the Company and the owner of Cloud.Market. The purchase price paid included issuance of 750,000 shares of our common stock and $7,500 of cash. The agreement included customary representations, warranties, and covenants by us and the Cloud.Market owner.

The allocation of the purchase price to assets based upon fair value determinations was as follows:

Non-compete agreements	$700
Customer Lists	66,800
Total Assets Acquired	$67,500

The purchase price consisted of the following:

Cash	$7,500
Common Stock	60,000
Total Purchase Price	$67,500

The Company reviewed the fair value of the total assets of the acquisition and concluded the fair value of the goodwill and intangible assets which were acquired was less than the fair value of the common stock which was used to pay for the business. Accordingly, the Company recorded an impairment expense of $67,500 related to this acquisition in fiscal 2017.

The unaudited supplemental pro forma results of operations of the combined entities are not included in this disclosure as the acquisition of Cloud.Market does not materially affect the Company’s results from operations.

Appointment.com Acquisition

On December 1, 2016, the Company acquired all assets related to Appointment.com, Inc. (“Appointment”), an online scheduling software system based in Seattle, Washington. This transaction is considered related party since Epik LLC is a controlling owner of Appointment and the Company’s CEO, Rob Monster, is the controlling owner of Epik LLC. The purchase price pursuant to an asset purchase agreement was 1,625,000 common shares. Due to the related party nature of the transaction, the Company did not record any goodwill related to the transaction. The sum of the cost basis of the liabilities assumed and the stock value of $731,500 is recognized as $853,955 expense on the Company’s consolidated statement of operations. The agreement included customary representations, warranties, and covenants by us and Appointment.

The allocation of the purchase price to assets based upon fair value determinations was as follows:

Cash	$2,240
Related Party Payable	(42,380)
Accrued Salary	(82,565)
Total Net Liabilities Assumed	$(122,705)

The purchase price consisted of the following:

Total Net Liabilities Assumed	$122,705
Common Stock	731,250
Total Compensation Expense and Purchase Price	$853,955

The unaudited supplemental pro forma results of operations of the combined entities are not included in this disclosure as the acquisition of Appointment does not materially affect the Company's results from operations.

Rezserve Technologies Ltd. Acquisition

On September 14, 2016, the Company entered into a Stock Purchase Agreement for 100% of Rezserve Technologies, Ltd. (Rezserve), a travel industry software company based in Vancouver, British Columbia. Pursuant to the terms of the agreement, the Company purchased all of the issued and outstanding stock of Rezserve in consideration for a total purchase price of $1,480,000. This price was paid with 3,000,000 shares of the Company’s common stock and a $400,000 secured convertible note payable to Rezserve’s founder Clint Skidmore. The terms of the note include interest at 0% per annum. Principal is due and payable within one year of September 13, 2016. The Company imputed interest expense of $19,040 related to the $400,000 convertible note payable – related party as an increase in additional paid in capital during fiscal 2017. See Note 14 for more information about the convertible note payable – related party.

This acquisition was accounted for as a business combination under the purchase method of accounting, given that substantially all of Rezserve’s assets and ongoing operations were acquired. The purchase resulted in $1,445,292 of impairment expense. This was due to the use of common stock by the Company to pay for the acquisition and the corresponding the value of the stock was in excess of the fair value of the assets received. The agreement included customary representations, warranties, and covenants by us and the Rezserve owner.

According to the purchase method of accounting, the Company recognized the identifiable assets acquired and liabilities assumed as follows:

Assets, net	$34,708
Customer Lists	77,295
Intellectual Property	30,842
Trademarks	19,475
Goodwill	1,317,680
Total Assets Acquired	$1,480,000

The purchase price consisted of the following:

Convertible note payable – related party	$400,000
Common Stock	1,080,000
Total Purchase Price	$1,480,000

The Company reviewed the fair value of the total assets of the acquisition and concluded the fair value of the goodwill and intangible assets which were acquired was less than the fair value of the common stock which was used to pay for the business. Accordingly, the Company recorded an impairment expense of $1,445,292 related to this acquisition in fiscal 2017.

The unaudited supplemental pro forma results of operations of the combined entities had the dates of the acquisitions been March 1, 2016 or March 1, 2015 are as follows:

	Combined Pro Forma:
	For Fiscal Years
	2017	2016
Revenues	$316,551	$441,981

Cost of revenues	(485,034)	(251,361)

Gross profit (loss)	(168,483)	190,620

Operating expenses:
Selling, general and administrative expenses	(5,286,972)	(2,375,860)

Loss from operations	(5,455,455)	(2,185,240)

Other income (expense)	(1,748,667)	(265,236)

Net loss	$(7,204,121)	$(2,450,476)

Weighted average number of common shares
Outstanding – basic and fully diluted	44,840,743	34,163,263

Net loss per share – basic and fully diluted	$(0.16)	$(0.07)

Cloud.Market Acquisition

On March 5, 2016, the Company acquired all of the assembled workforce, patents, intellectual property, technology, trademarks, trade names, copyrights, mask works and registrations, computer software, trade secrets and non-compete agreements related to the Cloud.Market business, pursuant to an agreement among the Company and the owner of Cloud.Market. The purchase price paid included issuance of 750,000 shares of our common stock and $7,500 of cash. The agreement included customary representations, warranties, and covenants by us and the Cloud.Market owner.

The allocation of the purchase price to assets based upon fair value determinations was as follows:

Non-compete agreements	$700
Customer Lists	66,800
Total Assets Acquired	$67,500

The purchase price consisted of the following:

Cash	$7,500
Common Stock	60,000
Total Purchase Price	$67,500

The Company reviewed the fair value of the total assets of the acquisition and concluded the fair value of the goodwill and intangible assets which were acquired was less than the fair value of the common stock which was used to pay for the business. Accordingly, the Company recorded an impairment expense of $67,500 related to this acquisition in fiscal 2017.

The unaudited supplemental pro forma results of operations of the combined entities are not included in this disclosure as the acquisition of Cloud.Market does not materially affect the Company's results from operations.